Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions
Related party transactions
The detail of the assets and liabilities with related private corporations and financial institutions is as follows:

	December 31,
	2024	2023
Assets:
Demand deposits	1,509	2,263
Loans, net	179,235	61,440
Securities at amortized cost, net	21,095	14,373
Total	201,839	78,076

Liabilities:
Time deposits	574,360	319,344

Contingencies:
Stand-by letters of credit	1,646	150
The detail of income and expenses with related parties is as follows:

	December 31,
	2024	2023	2022
Interest income:
Loans	10,276	3,104	4,719
Securities at amortized cost	777	331	685
Total	11,053	3,435	5,404
Interest expense:
Deposits	(35,425)	(14,477)	(10,943)

Net interest income (expenses)	(24,372)	(11,042)	(5,539)

Other income (expense):
Fees and commissions, net	3	427	116
Loss on financial instruments, net	—	—	74
Total	3	427	190

Net income (loss) from related parties	(24,369)	(10,615)	(5,349)
The total compensation paid to directors and the executives as representatives of the Bank amounted to:

	December 31,
	2024	2023	2022
Expenses:
Compensation costs to directors	2,391	1,910	1,853
Compensation costs to executives	11,461	8,067	4,302
Compensation costs of Bank´s directors and executives include annual cash retainers and the cost of granted restricted stock and restricted stock units, as detailed in the Stock Incentive Plan, see Note 28.
Loans and deposits to/from related parties were made at rates comparable to market rates of interest.